Related Party Transactions (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total	$ 11,488,801	$ 1,728,642	$ 0
Entity C [Member]
Related Party Transaction [Line Items]
Total	5,279,255	1,728,642
Entity A and its subsidiary [Member]
Related Party Transaction [Line Items]
Total	5,918,396
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Total	$ 291,150